Property and Equipment - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing cost capitalized	₩ 18,976	₩ 17,671	₩ 9,954
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate of capitalized borrowing cost	1.86%	1.86%	1.85%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate of capitalized borrowing cost	6.89%	7.28%	7.42%